CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Goodwill	$ 205,287	$ 230,210
Other intangible assets	58,658	62,839
Property, plant and equipment	917,974	781,606
Other non-current financial assets	89,315	5,823
Non-current financial assets from related parties		9,845
Deferred tax assets	5,273	44,950
Non-current receivables from related parties	2,400	2,108
Other non-current assets	30,059	20,245
Total non-current assets	1,308,966	1,157,626
Current assets
Inventories	361,231	316,702
Trade and other receivables	111,463	209,406
Current receivables from related parties	4,572	11,971
Current income tax assets	17,158	19,869
Other current financial assets	2,469	4,049
Other current assets	9,926	9,810
Cash and cash equivalents	184,472	196,931
Assets and disposal groups classified as held for sale		92,937
Total current assets	691,291	861,675
Total assets	2,000,257	2,019,301
Equity
Share capital	1,796	1,795
Reserves	996,380	1,332,428
Translation differences	(164,675)	(217,423)
Valuation adjustments	(16,799)	(11,887)
Result attributable to the Parent	(678)	(338,427)
Non-controlling interests	121,734	125,556
Total equity	937,758	892,042
Non-current liabilities
Deferred income	3,172	3,949
Provisions	82,397	81,957
Bank borrowings		179,473
Obligations under finance leases	69,713	3,385
Debt instruments	339,332
Other financial liabilities	49,011	86,467
Other non-current liabilities	3,536	5,737
Deferred tax liabilities	65,142	139,535
Total non-current liabilities	612,303	500,503
Current liabilities
Provisions.	33,095	19,627
Bank borrowings.	1,003	241,818
Obligations under finance leases	12,920	1,852
Debt instruments, current	10,938
Other financial liabilities.	88,420	1,592
Payables to related parties	12,973	30,738
Trade and other payables	192,859	157,706
Current income tax liabilities	7,419	961
Other current liabilities	90,569	64,780
Liabilities associated with assets held for sale		107,682
Total current liabilities	450,196	626,756
Total equity and liabilities	$ 2,000,257	$ 2,019,301